INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2022
Investments In Associates And Joint Ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

13)	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

a)	Breakdown of investments in associates and joint ventures

Companies	R$ thousands
	On December 31, 2022							Year ended on December 31, 2022
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit of associates and joint ventures	Revenue (1)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	110,666	3,942,918	2,532,418	3,540,598	2,382,666	500	524,945	2,500
Tecnologia Bancária S.A. (2)	24.55%	24.55%	234,418	792,287	2,126,537	882,585	1,080,496	14,928	2,905,617	70,567
Swiss Re Corporate Solutions Brasil (2)	40.00%	40.00%	427,295	3,090,774	1,454,859	3,450,969	278,095	11,090	2,556,993	27,725
Gestora de Inteligência de Crédito S.A. (2)	21.02%	21.02%	23,613	380,640	1,103,210	433,538	677,412	(17,697)	233,953	(78,456)
Other (3)			6,720,922					708,065
Total investments in associates			7,516,914					716,886

Elo Participações S.A. (4)	50.01%	50.01%	1,453,599	1,030,474	2,235,890	461,727	164,576	639,040	(64,130)	3,266,364
Total investments in joint ventures			1,453,599					639,040
Total on December 31, 2022			8,970,513					1,355,926

(1) Revenue from financial intermediation or revenue from the provision of services;

(2) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with a lag in relation to the reporting date of these consolidated financial statements;

(3) Primarily includes investments in publicly held companies Cielo S.A. and Fleury S.A. The Group received interest on equity, R$204,103 thousand, in the year ended December 31, 2022 referring to Empresa Cielo S.A.; and

(4) Brazilian company, provider of services related to credit and debit cards and other means of payment. In the year ended December 31, 2022, the Group had received R$471,392 thousand in dividends from this investment.

Companies	R$ thousands
	On December 31, 2021							Year ended on December 31, 2021
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit of associates and joint ventures	Revenue (1)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	110,564	3,191,545	1,155,424	2,429,956	1,917,013	8,728	536,972	45,270
Tecnologia Bancária S.A. (3)	24.55%	24.55%	219,491	914,853	1,977,956	866,662	1,132,175	53,446	3,131,402	178,605
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	313,658	2,504,889	1,621,205	3,029,473	311,473	(633)	1,374,391	(1,582)
Gestora de Inteligência de Crédito S.A. (3)	21.02%	21.02%	23,653	93,479	1,079,405	161,048	942,313	(15,254)	168,977	(73,876)
Others (2) (3)			5,469,054					(50,301)
Total investments in associates			6,136,420					(4,014)

Elo Participações S.A. (4)	50.01%	50.01%	1,421,146	734,729	2,729,981	313,385	211,267	425,518	15,264	854,205
Total investments in joint ventures			1,421,146					425,518
Total on December 31, 2021			7,557,566					421,504

(1) Revenue from financial intermediation or revenue from the provision of services;

(2) Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with a lag in relation to the reporting date of these consolidated financial statements;

(3) It primarily includes investments in public companies Cielo S.A. and Fleury S.A. In the year ended December 31, 2021, the Group received R$117,803 thousand in dividends and interest on equity from the company Cielo S.A.; and

(4) Brazilian company, provider of services related to credit and debit cards and other means of payment. In the year ended December 31, 2021, the Organization received R$592,492 thousand in dividends from this investment.

The Group does not have contingent liabilities from investments in associated companies, which it is partially or totally responsible for.

b)	Changes in associates and joint ventures

	R$ thousands
	2022	2021
Initial balances	7,557,566	7,386,840
Acquisitions	348,801	290,211
Write-offs/Sale	(218,797)	(177,602)
Share of profit of associates and joint ventures	1,355,926	421,504
Dividends/Interest on equity	(749,109)	(588,156)
Other	676,126	224,769
Balance on December 31	8,970,513	7,557,566